Investment Portfolio - March 31, 2024

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 97.8%

Communication Services - 4.2%
Diversified Telecommunication Services - 4.2%
Cellnex Telecom S.A. (Spain)[1]	225,925	$7,992,030
Helios Towers plc (Tanzania)*	2,253,833	2,684,924
Total Communication Services		10,676,954
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 2.9%
Marriott Vacations Worldwide Corp.	30,106	3,243,319
Monarch Casino & Resort, Inc.	56,835	4,262,057
Total Consumer Discretionary		7,505,376
Real Estate - 90.7%
Health Care REITs - 5.6%
Ventas, Inc.	85,919	3,740,913
Welltower, Inc.	113,375	10,593,760
		14,334,673
Industrial REITs - 24.4%
Americold Realty Trust, Inc.	140,140	3,492,289
First Industrial Realty Trust, Inc.	47,170	2,478,312
Goodman Group (Australia)	166,812	3,674,419
LXP Industrial Trust	774,068	6,982,093
Prologis, Inc.	224,067	29,178,005
Rexford Industrial Realty, Inc.	171,205	8,611,612
Terreno Realty Corp.	113,666	7,547,422
		61,964,152
Office - 1.3%
Equity Commonwealth*	170,356	3,216,321
Real Estate Management & Development - 1.4%
DigitalBridge Group, Inc.	186,193	3,587,939
Residential REITs - 22.8%
American Homes 4 Rent - Class A	174,084	6,402,810
AvalonBay Communities, Inc.	45,746	8,488,628
Equity LifeStyle Properties, Inc..	114,486	7,372,898
Equity Residential	70,704	4,462,129
Flagship Communities REIT	241,812	4,164,003
Invitation Homes, Inc.	304,145	10,830,603
Mid-America Apartment Communities,
Inc.	19,474	2,562,389
Sun Communities, Inc.	86,140	11,075,881
UDR, Inc.	72,355	2,706,801
		58,066,142
Retail REITs - 4.6%
Agree Realty Corp.	108,172	6,178,785
Realty Income Corp.	101,994	5,517,875
		11,696,660
Specialized REITs - 30.6%
American Tower Corp.	40,263	7,955,566
Crown Castle, Inc.	35,089	3,713,469
Digital Realty Trust, Inc.	26,832	3,864,881
Equinix, Inc.	38,846	32,060,769
Extra Space Storage, Inc.	50,888	7,480,536
Public Storage	39,107	11,343,377
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	52,110	$11,292,237
		77,710,835
Total Real Estate		230,576,722
TOTAL COMMON STOCKS
(Identified Cost $230,043,011)		248,759,052
SHORT-TERM INVESTMENT - 1.8%
Dreyfus Government Cash Management,
Institutional Shares, 5.20%[2]
(Identified Cost $4,492,841)	4,492,841	4,492,841
TOTAL INVESTMENTS - 99.6%
(Identified Cost $234,535,852)		253,251,893
OTHER ASSETS, LESS LIABILITIES -
0.4%		1,066,309
NET ASSETS - 100%		$254,318,202

Investment Portfolio - March 31, 2024

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $7,992,030, which represented 3.1% of the Series’ Net Assets.

2Rate shown is the current yield as of March 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$10,676,954	$—	$10,676,954	$—
Consumer Discretionary	7,505,376	7,505,376	—	—
Industrial REITs	61,964,152	58,289,733	3,674,419	—
Real Estate - Other*	168,612,570	168,612,570	—	—
Short-Term Investment	4,492,841	4,492,841	—	—
Total assets	$253,251,893	$238,900,520	$14,351,373	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2